Other payables to third parties	12 Months Ended
Dec. 31, 2015
Other payables to third parties
Other payables to third parties

17.    Other payables to third parties

Other payables consisted of the following:

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Interest	181,857	303,380
Payables for purchase of property, plant and equipment	195,069	198,450
Payables for project assets	134,667	187,230
Miscellaneous tax payables	34,033	53,275
Logistic charges	48,132	50,833
Payables for land use rights	33,000	30,000
Deposits	21,679	21,162
Capital lease (Refer to Note 13)	—	12,805
Labor services payables	8,634	63
Others	36,300	37,075

Total other payables	693,371	894,273